COMMITMENTS AND CONTINGENCIES	12 Months Ended
May 31, 2025
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 13 － COMMITMENTS AND CONTINGENCIES

For the financial years ended May 31, 2025 and 2024, the Company is not party to any significant legal proceedings in Singapore. We are not aware of any legal proceedings to which we are a party outside of Singapore.

For the financial years ended May 31, 2025 and 2024, the Company has no material commitments or contingencies.